Related party transactions (Details 3) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Revolving credit facility	$ 24,322	$ 8,622
Seller’s credit note	34,383	34,383
Revolving credit and seller’s credit due to owners and affiliates	$ 58,705	$ 43,005